Statements of Changes in Stockholders' (Deficit) Equity (Parenthetical) - Globis Acquisition Corp [Member]	4 Months Ended
Dec. 31, 2020 shares
Placement Units [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	100,833
Private Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	4,188,889